Acquisitions (Tables)	12 Months Ended
Mar. 31, 2018
Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries and Businesses

The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2017 were as follows:

For the fiscal year ended March 31, 2017
(In millions)
Cash consideration paid	¥(201,245)
Cash and cash equivalents transferred as a result of the acquisitions	1,889

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(199,356)

Retail banking business of Citibank Japan Ltd. [member]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid

The fair values of assets and liabilities of the retail banking business of Citibank Japan at the date of acquisition and the consideration paid were as follows:

At November 1, 2015
(In millions)
Assets:
Cash and deposits with banks	¥2,296,107
All other assets	110,978

Total assets	¥2,407,085

Liabilities:
Deposits	¥2,361,908
All other liabilities	8,620

Total liabilities	¥2,370,528

Net assets acquired	36,557
Goodwill	8,443

Consideration	¥45,000

Consideration:
Fair value of consideration transferred	¥45,000

Total	¥45,000

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥286

Sumitomo mitsui asset management company, limited [member]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid

The fair values of assets and liabilities of SMAM at the date of acquisition and the consideration paid were as follows:

At July 29, 2016
(In millions)
Assets:
Cash and deposits with banks	¥15,411
Trading assets	12,030
Intangible assets	14,555
All other assets	11,007

Total assets	¥53,003

Liabilities	¥14,995

Net assets	¥38,008
Non-controlling interests measured at their proportionate share of the identifiable net assets	(15,203)

Net assets acquired	22,805
Goodwill	38,053

Consideration	¥60,858

Consideration:
Cash	¥20,286
Fair value of the equity interest in SMAM held before the acquisition	40,572

Total	¥60,858

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥8

GE Japan GK [member]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid

The fair values of assets and liabilities of GE Japan at the date of acquisition and the consideration paid were as follows:

At April 1, 2016
(In millions)
Assets:
Loans and advances	¥470,538
All other assets	203,069

Total assets	¥673,607

Liabilities:
Borrowings	¥436,537
All other liabilities	58,134

Total liabilities	¥494,671

Net assets	¥178,936
Non-controlling interests measured at their proportionate share of the identifiable net assets	(394)

Net assets acquired	178,542
Goodwill	2,417

Consideration	¥180,959

Consideration:
Cash	¥180,959

Total	¥180,959

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥752

American Railcar Leasing LLC [member]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid

The fair values of assets and liabilities of ARL at the date of acquisition and the consideration paid were as follows:

At June 1, 2017
(In millions)
Assets:
Property, plant and equipment	¥304,257
All other assets	15,719

Total assets	¥319,976

Liabilities:
Borrowings	¥147,523
All other liabilities	1,947

Total liabilities	¥149,470

Net assets acquired	170,506
Goodwill	—

Consideration	¥170,506

Consideration:
Cash	¥170,506

Total	¥170,506

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥1,264